NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 34.7	$ 34.7
Agua De La Falda S.A.
Disclosure of subsidiaries [line items]
Ownership interest	56.70%
Non-controlling interests	$ 18.7	18.7
Estelar Resources Ltd. (i)
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 16.0	$ 16.0
Fomento Minero de Santa Cruz S.E.
Disclosure of subsidiaries [line items]
Percentage of future dividends		5.00%